Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis (audited) (Narrative) (Details) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	100.00%
Impairment allowance including loan commitments and financial guarantee contracts, percentage		80.00%
Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 800.0	£ 500.0
12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	124,700.0	119,600.0
Lifetime expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10.0	0.0
Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	125,500.0	120,100.0
Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22.0	11.0
Loans and advances [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	1,183.0	1,187.0
Loans and advances [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) through United Kingdom economic uncertainty, financial assets		50.0
Loans and advances [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) through United Kingdom economic uncertainty, financial assets		0.0
Loans and advances [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) through United Kingdom economic uncertainty, financial assets		50.0
Loans and advances [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) through United Kingdom economic uncertainty, financial assets		0.0
Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ (6.0)
Increase (decrease) in coverate rates	0.40%
Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 1,056.0
Increase (decrease) in coverate rates	2.00%
Increase (decrease) through transfers into stage two from stage one, financial assets	£ 3,000.0
Loans to corporate entities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-off	£ 133.0
US | Federal Funds Rate [Member] | Unfavourable changes [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%
US | Federal Funds Rate [Member] | Max [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of method, parameters and assumptions used in preparing sensitivity analysis reflecting interdependencies between risk variables	Scenario weights (audited) The methodology for estimating probability weights for each of the scenarios involves a comparison of the distribution of key historical UK and US macroeconomic variables against the forecast paths of the five scenarios. The methodology works such that the Baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the Baseline; the further from the Baseline, the smaller the weight. This is reflected in the table below where the probability weights of the scenarios as of 31 December 2019 are shown. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The same scenarios and weights that are used in the estimation of expected credit losses are also used for the Barclays Bank Group internal planning purposes. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices and base rates, credit cards and unsecured consumer loans are highly sensitive to unemployment.
Increase (decrease) through transfers into stage two from stage one, financial assets	£ 1,453.0
Additional impairment allowance	£ 116.0
Credit risk [member] | Home loans [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.071
Credit risk [member] | Home loans [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.365
Credit risk [member] | Home loans [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Credit risk [member] | Home loans [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 511.0	£ 4,084.0
Credit risk [member] | Home loans [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711.0
Credit risk [member] | Home loans [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,887.0
Credit risk [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	301.0
Credit risk [member] | Home loans [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36.0
Credit risk [member] | Home loans [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	260.0
Credit risk [member] | Home loans [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.185	0.229
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.815	0.846
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.014
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,228.0	£ 11,377.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,697.0	1,396.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,599.0	15,399.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,516.0	2,326.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	784.0	937.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,382.0	1,181.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 350.0	£ 208.0
Credit risk [member] | Loans to corporate entities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverate rates	12.00%
Credit risk [member] | Loans to corporate entities [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.027	0.028
Credit risk [member] | Loans to corporate entities [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.01	0.286
Credit risk [member] | Loans to corporate entities [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Credit risk [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,099.0
Credit risk [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	279.0	£ 1,165.0
Credit risk [member] | Loans to corporate entities [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	141,272.0	80,835.0
Credit risk [member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	539.0	831.0
Credit risk [member] | Loans to corporate entities [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	352.0	323.0
Credit risk [member] | Loans to corporate entities [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3.0	333.0
Credit risk [member] | Loans to corporate entities [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 184.0	£ 175.0
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.10%	24.00%
Upside 1 [member] | Home loans [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.067
Upside 1 [member] | Home loans [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.364
Upside 1 [member] | Home loans [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 505.0	£ 3,853.0
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711.0
Upside 1 [member] | Home loans [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,894.0
Upside 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	297.0
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34.0
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	259.0
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.18	0.215
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.81	0.841
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.013
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,540.0	£ 11,031.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,697.0	1,396.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,534.0	15,629.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,359.0	2,206.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	638.0	830.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,374.0	1,174.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 347.0	£ 202.0
Upside 1 [member] | Loans to corporate entities [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.023	0.026
Upside 1 [member] | Loans to corporate entities [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009
Upside 1 [member] | Loans to corporate entities [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Upside 1 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,246.0
Upside 1 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	279.0
Upside 1 [member] | Loans to corporate entities [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	142,125.0	£ 81,180.0
Upside 1 [member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	434.0
Upside 1 [member] | Loans to corporate entities [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	280.0	290.0
Upside 1 [member] | Loans to corporate entities [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2.0
Upside 1 [member] | Loans to corporate entities [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 152.0	£ 163.0
Upside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	3.10%
Upside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.90%
Upside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.00%	32.60%
Upside 1 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.70%
Upside 1 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 1 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	23.30%	30.20%
Upside 1 [member] | US | Federal Funds Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	2.30%
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.10%	9.00%
Upside 2 [member] | Home loans [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.066
Upside 2 [member] | Home loans [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.363
Upside 2 [member] | Home loans [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 496.0	£ 3,138.0
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711.0
Upside 2 [member] | Home loans [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,902.0
Upside 2 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	294.0
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32.0
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	258.0
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.174	0.229
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.805	0.837
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.01
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,350.0	£ 10,866.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,697.0	1,396.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,361.0	16,345.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,295.0	2,055.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	584.0	719.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,367.0	1,168.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 344.0	£ 168.0
Upside 2 [member] | Loans to corporate entities [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.021	0.025
Upside 2 [member] | Loans to corporate entities [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008
Upside 2 [member] | Loans to corporate entities [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Upside 2 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,979.0
Upside 2 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	279.0
Upside 2 [member] | Loans to corporate entities [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	142,393.0	£ 81,346.0
Upside 2 [member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	396.0
Upside 2 [member] | Loans to corporate entities [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	253.0	277.0
Upside 2 [member] | Loans to corporate entities [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2.0
Upside 2 [member] | Loans to corporate entities [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 141.0	£ 161.0
Upside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.50%
Upside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.40%
Upside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	46.00%	46.40%
Upside 2 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.80%
Upside 2 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.00%
Upside 2 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	37.10%	36.90%
Upside 2 [member] | US | Federal Funds Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	2.30%
Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	40.80%	41.00%
Weighted expected credit loss, uplift percentage	4.00%
Baseline [Member] | Home loans [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.068
Baseline [Member] | Home loans [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.365
Baseline [Member] | Home loans [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Baseline [Member] | Home loans [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 512.0	£ 4,046.0
Baseline [Member] | Home loans [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711.0
Baseline [Member] | Home loans [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,887.0
Baseline [Member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	300.0
Baseline [Member] | Home loans [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	35.0
Baseline [Member] | Home loans [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	260.0
Baseline [Member] | Home loans [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.184	0.223
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.813	0.846
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.013
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,025.0	£ 11,271.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,697.0	1,396.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,269.0	15,437.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,461.0	2,287.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	739.0	901.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,380.0	1,181.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 342.0	£ 205.0
Baseline [Member] | Loans to corporate entities [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.025	0.027
Baseline [Member] | Loans to corporate entities [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.277
Baseline [Member] | Loans to corporate entities [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Baseline [Member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,566.0
Baseline [Member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	279.0	£ 1,165.0
Baseline [Member] | Loans to corporate entities [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	141,806.0	80,941.0
Baseline [Member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	481.0	787.0
Baseline [Member] | Loans to corporate entities [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	314.0	302.0
Baseline [Member] | Loans to corporate entities [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3.0	323.0
Baseline [Member] | Loans to corporate entities [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 164.0	£ 162.0
Baseline [Member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.70%
Baseline [Member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline [Member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.20%
Baseline [Member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	2.10%
Baseline [Member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.70%
Baseline [Member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	4.10%
Baseline [Member] | US | Federal Funds Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	2.70%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	22.70%	23.00%
Downside 1 [member] | Home loans [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.078
Downside 1 [member] | Home loans [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.367
Downside 1 [member] | Home loans [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 522.0	£ 4,420.0
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711.0
Downside 1 [member] | Home loans [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,876.0
Downside 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	307.0
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	41.0
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	261.0
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.198	0.251
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.822	0.852
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.014
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,615.0	£ 11,694.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,697.0	1,396.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,921.0	15,063.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,859.0	2,512.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,115.0	1,111.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,395.0	1,189.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 349.0	£ 212.0
Downside 1 [member] | Loans to corporate entities [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.033	0.034
Downside 1 [member] | Loans to corporate entities [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.013
Downside 1 [member] | Loans to corporate entities [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.003
Downside 1 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,145.0
Downside 1 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	279.0
Downside 1 [member] | Loans to corporate entities [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	139,227.0	£ 80,517.0
Downside 1 [member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	741.0
Downside 1 [member] | Loans to corporate entities [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	493.0	397.0
Downside 1 [member] | Loans to corporate entities [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4.0
Downside 1 [member] | Loans to corporate entities [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 244.0	£ 203.0
Downside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	0.30%
Downside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.70%
Downside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.20%)	(0.50%)
Downside 1 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.40%
Downside 1 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.20%
Downside 1 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.00%
Downside 1 [member] | US | Federal Funds Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.00%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Increase (decrease) through transfers from stage two, financial assets	£ 17.0
Downside 2 [member] | Home loans [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.088
Downside 2 [member] | Home loans [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.372
Downside 2 [member] | Home loans [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 535.0	£ 7,358.0
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711.0
Downside 2 [member] | Home loans [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,863.0
Downside 2 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	316.0
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	47.0
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	264.0
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in coverate rates	34.00%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.34	0.328
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.836	0.865
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.019
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,204.0	£ 18,496.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,697.0	1,396.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	38,414.0	12,125.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,224.0	3,852.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,450.0	2,414.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,418.0	1,207.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 356.0	£ 231.0
Downside 2 [member] | Loans to corporate entities [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.045	0.044
Downside 2 [member] | Loans to corporate entities [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.019
Downside 2 [member] | Loans to corporate entities [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.003
Downside 2 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 27,489.0
Downside 2 [member] | Loans to corporate entities [member] | Gross exposure [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	279.0
Downside 2 [member] | Loans to corporate entities [member] | Gross exposure [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	126,882.0	£ 73,715.0
Downside 2 [member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,513.0
Downside 2 [member] | Loans to corporate entities [member] | Impairment allowance [member] | Financial instruments not credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,240.0	813.0
Downside 2 [member] | Loans to corporate entities [member] | Impairment allowance [member] | Financial instruments credit-impaired [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5.0
Downside 2 [member] | Loans to corporate entities [member] | Impairment allowance [member] | 12-month expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 268.0	£ 242.0
Downside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.70%)	(4.10%)
Unemployment Rate	9.00%
Downside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.70%	8.80%
Downside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(32.40%)	(32.10%)
Downside 2 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(3.40%)	(3.30%)
Downside 2 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.40%
Downside 2 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(19.80%)	(17.40%)
Downside 2 [member] | US | Federal Funds Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.50%